As filed with the Securities and Exchange Commission on May 30, 2003
                       1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
   Pre-Effective Amendment No.      [  ]   [ ]
   Post-Effective Amendment No.     [40]   [X]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

   Amendment No.                    [41]   [X]

                         (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
X  on June 3, 2003 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on ______________________ pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on _________________  pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 40 ON FORM N-1A

  This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Cross Reference Sheet

         Neuberger Berman Income Funds

                  Neuberger Berman Strategic Income Fund

         Part A - Strategic Income Fund Institutional Class Prospectus*

         Part B - Statement of Additional Information*

         Part C - Other Information

Signature Pages

* Incorporated by Reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed March 19, 2003).

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 40 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits
-------      --------

             Exhibit     Description
             Number      -----------
             -------

             (a)         (1)   Certificate of Trust. Incorporated by Reference
                               to Post-Effective Amendment No. 21 to
                               Registrant's Registration Statement, File Nos.
                               2-85229 and 811-3802 (Filed February 23, 1996).

                         (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement, File Nos. 2-85229 and 811-3802 (Filed December 29, 1998).

                         (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                         (4) Schedule A - Current Series of Neuberger Berman Income Funds. To be filed by Amendment.

             (b) By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

             (c)         (1)   Trust Instrument of Neuberger Berman Income
                               Funds, Articles IV, V, and VI. Incorporated by
                               Reference to Post-Effective Amendment No. 21 to
                               Registrant's Registration Statement, File Nos.
                               2-85229 and 811-3802 (Filed February 23, 1996).

                         (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).


             (d)         (1)   (i)   Management Agreement Between Income Funds
                                     and Neuberger Berman Management Inc.
                                     Incorporated by Reference to Post Effective
                                     Amendment No. 34 to Registrant's
                                     Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 29, 2002).

                               (ii)  Schedule A - Series of Income Funds
                                     Currently Subject to the Management
                                     Agreement. To be filed by Amendment.


                               (iii) Schedule B - Schedule of Compensation under
                                     the Management Agreement. To be filed by Amendment.

             Exhibit     Description
             Number      -----------
             -------

                         (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                     Berman Management Inc. and Neuberger
                                     Berman, L.P with respect to Income Funds.
                                     Incorporated by Reference to Post Effective
                                     Amendment No. 34 to Registrant's
                                     Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 29, 2002).

                               (ii)  Schedule A - Series of Income Funds
                                     Currently Subject to the Sub-Advisory
                                     Agreement. To be filed by Amendment.

             (e)         (1)   (i)   Distribution Agreement between Neuberger
                                     Berman Income Funds and Neuberger Berman
                                     Management Inc. with Respect to
                                     Institutional Class Shares. Incorporated by
                                     Reference to the Distribution Agreement
                                     Between Neuberger Berman Equity Funds and
                                     Neuberger Berman Management Inc. with
                                     Respect to Institutional Class Shares filed in the Registration Statement for Neuberger
                                     Berman Equity Funds on Form N-14, File Nos.
                                     333-50908 and 811-582 (Filed August 2,
                                     2001). (Identical to agreement for the
                                     Registrant except as to parties and dates of execution)

                               (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Institutional Class Distribution Agreement. To be filed by Amendment.

             (f)         Bonus, Profit Sharing Contracts. None.

             (g)         (1)   Custodian Contract Between Neuberger Berman
                               Income Funds and State Street Bank and Trust
                               Company. Incorporated by Reference to
                               Post-Effective Amendment No. 21 to Registrant's
                               Registration Statement, File Nos. 2-85229 and
                               811-3802 (Filed February 23, 1996).

                         (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

             (h)         (1)   (i)   Transfer Agency and Service Agreement
                                     Between Neuberger Berman Income Funds and
                                     State Street Bank and Trust Company.
                                     Incorporated by Reference to Post-Effective
                                     Amendment No. 21 to Registrant's
                                     Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                               (ii)  First Amendment to Transfer Agency and
                                     Service Agreement between Neuberger Berman
                                     Income Funds and State Street Bank and
                                     Trust Company. Incorporated by Reference to
                                     Post-Effective Amendment No. 21 to
                                     Registrant's Registration Statement, File
                                     Nos. 2-85229 and 811-3802 (Filed February
                                     23, 1996).

             Exhibit     Description
             Number      -----------
             -------

                               (iii) Schedule of Compensation under the Transfer
                                     Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

                         (2)   (i)   Administration Agreement Between Neuberger
                                     Berman Income Funds and Neuberger Berman
                                     Management Inc. with Respect to
                                     Institutional Class Shares. Incorporated by
                                     Reference to the Administration Agreement
                                     Between Neuberger Berman Equity Funds and
                                     Neuberger Berman Management Inc. with
                                     Respect to Institutional Class Shares filed in the Registration Statement for Neuberger
                                     Berman Equity Funds on Form N-14, File Nos.
                                     333-50908 and 811-582 (Filed August 2,
                                     2001). (Identical to agreement for the
                                     Registrant except as to parties and dates of execution)

                               (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Institutional Class Administration
                                     Agreement. To be filed by Amendment.

                               (iii) Schedule B - Schedule of Compensation Under
                                     the Institutional Class Administration
                                     Agreement. To be filed by Amendment.

             (i) Opinion and Consent of Kirkpatrick & Lockhart with Respect to Securities Matters of the Registrant. To be filed by Amendment.

             (j)         Consent of Independent Auditors. None.

             (k)         Financial Statements Omitted from Prospectus. None.

             (l)         Letter of Investment Intent. None.

             (m)         Plan Pursuant to Rule 12b-1. None.

             (n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

             (o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 28, 2003).

             (p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 92 to Neuberger Berman Equity Funds Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

Item 24.     Persons Controlled By or Under Common Control with Registrant.
-------      --------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.
-------      ------------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

     Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series or its interest holders in connection with the matters to which the Agreement relates.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreement between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Adviser and Sub-Adviser.
-------      ----------------------------------------------------------

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Claudia Brandon                  Secretary, Neuberger Berman Advisers
Vice President, Neuberger        Management Trust; Secretary, Neuberger Berman
Berman since 2002; Employee,     Equity Funds; Secretary, Neuberger Berman
Neuberger Berman since 1999;     Income Funds; Secretary, Neuberger Berman
Vice President/Mutual Fund       Real Estate Income Fund Inc.; Secretary,
Board Relations, NB Management   Neuberger Berman Intermediate Municipal Fund
since May 2000; Vice President,  Inc.; Secretary, Neuberger Berman New York
NB Management from 1986-1999.    Intermediate Municipal Fund Inc.; Secretary,
                                 Neuberger Berman California Intermediate
                                 Municipal Fund Inc.

Thomas J. Brophy                 None.
Managing Director, Neuberger
Berman; Vice President, NB
Management since March 2000.

Steven R. Brown                  Portfolio Manager, Neuberger Berman Real
Managing Director, Neuberger     Estate Income Fund, Inc.
Berman; Vice President, NB
Management since 2002.

Lori Canell                      None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

Valerie Chang                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brooke A. Cobb                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Conti                     Vice President, Neuberger Berman Income
Vice President, Neuberger        Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,   Equity Funds; Vice President, Neuberger
NB Management since November     Berman Advisers Management Trust; Vice
2000; Treasurer, NB Management   President, Neuberger Berman Real Estate
until May 2000.                  Income Fund Inc.; Vice President, Neuberger
                                 Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Robert W. D'Alelio               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Ingrid Dyott                     None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Michael F. Fasciano              President, Fasciano Company Inc. until March
Managing Director, Neuberger     2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice    until March 2001.
President, NB Management since
March 2001.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Robert S. Franklin               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brian P. Gaffney                 Vice President, Neuberger Berman Income
Managing Director, Neuberger     Funds; Vice President, Neuberger Berman
Berman since 1999, Senior Vice   Equity Funds; Vice President, Neuberger
President, NB Management since   Berman Advisers Management Trust; Vice
November 2000; Vice President,   President, Neuberger Berman Real Estate
NB Management from April 1997    Income Fund Inc.; Vice President, Neuberger
through November 1999.           Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Robert I. Gendelman              None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Thomas E. Gengler, Jr.           None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management since
March 2001 prior thereto, Vice
President, NB Management.

Theodore P. Giuliano             None.
Vice President (and Director
until February 2001),
NB Management; Managing
Director, Neuberger Berman.

Kevin Handwerker                 Senior Vice President, General Counsel and
Senior Vice President, General   Secretary, Neuberger Berman Inc.
Counsel and Secretary,
Neuberger Berman.

Joseph K. Herlihy                Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management.

Barbara R. Katersky              None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management.

Robert B. Ladd                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kelly M. Landron                 None.
Vice President, NB Management
Inc. since March 2000.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Jeffrey B. Lane                  Director, Chief Executive Officer and
Chief Executive Officer and      President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;     Neuberger Berman Trust Company from June 1999
Director, NB Management since    until November 2000.
February 2001.

Michael F. Malouf                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Matza                     Executive Vice President, Chief Operating
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Operating Officer,         since January 2001, prior thereto, Executive
Neuberger Berman since January   Vice President, Chief Administrative Officer
2001, prior thereto, Executive   and Director, Neuberger Berman Inc.
Vice President and Chief
Administrative Officer,
Neuberger Berman; Director,
NB Management since April 2000.

Ellen Metzger                    Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger        since 2000.
Berman; Secretary,
NB Management.

Arthur Moretti                   Managing Director, Eagle Capital from January
Managing Director, Neuberger     1999 until June 2001.
Berman since June 2001; Vice
President, NB Management since
June 2001.

S. Basu Mullick                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Janet W. Prindle                 Director, Neuberger Berman National Trust
Managing Director, Neuberger     Company since January 2001; Director
Berman; Vice President,          Neuberger Berman Trust Company of Delaware
NB Management. since April 2001.

Kevin L. Risen                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Jack L. Rivkin                   Executive Vice President, Neuberger Berman
Executive Vice President,        Inc.; President and Director of Neuberger
Neuberger Berman.                Berman Real Estate Income Fund Inc; President
                                 and Director of Neuberger Berman Intermediate
                                 Municipal Fund Inc.; President and Director of Neuberger Berman New York Intermediate
                                 Municipal Fund Inc.; President and Director of Neuberger Berman California Intermediate
                                 Municipal Fund Inc.; President and Trustee of
                                 Neuberger Berman Advisers Management Trust;
                                 President and Trustee of Neuberger Berman
                                 Equity Funds; President and Trustee,
                                 Neuberger Berman Income Funds.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Benjamin E. Segal                None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management.

Jennifer Silver                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kent C. Simons                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Matthew S. Stadler               Senior Vice President and Chief Financial
Senior Vice President and Chief  Officer, Neuberger Berman Inc. since August
Financial Officer, Neuberger     2000; Senior Vice President and Chief
Berman since August 2000, prior  Financial Officer, National Discount Brokers
thereto, Controller, Neuberger   Group from May 1999 until October 1999.
Berman from November 1999 to
August 2000; Senior Vice
President and Chief Financial
Officer, NB Management since
August 2000.

Heidi S. Steiger                 Executive Vice President and Director,
Executive Vice President,        Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB   Neuberger Berman National Trust Company since
Management since February 2001.  January 2001; Director, Neuberger Berman
                                 Trust Company of Delaware since February 2000
                                 (and Chair until January 2001); Director,
                                 Neuberger Berman Trust Company until September
                                 2001 (and Chair from September 1999 until
                                 January 2001).

Peter E. Sundman                 Executive Vice President and Director,
President and Director,          Neuberger Berman Inc.; Chairman of the Board,
NB Management; Executive Vice    Chief Executive Officer and Trustee,
President, Neuberger Berman.     Neuberger Berman Income Funds; Chairman of
                                 the Board, Chief Executive Officer and Trustee,
                                 Neuberger Berman Advisers Management Trust;
                                 Chairman of the Board, Chief Executive Officer and Trustee Neuberger Berman Equity Funds;
                                 Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate
                                 Income Fund Inc.; Chairman of the Board, Chief
                                 Executive Officer and Director, Neuberger
                                 Berman Intermediate Municipal Fund Inc.;
                                 Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                 Director, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Judith M. Vale                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Catherine Waterworth             None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Allan R. White, III              None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

     The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.     Principal Underwriters.
-------      -----------------------

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

          Neuberger Berman Advisers Management Trust
          Neuberger Berman Equity Funds

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                            POSITIONS AND OFFICES                            POSITIONS AND OFFICES
 NAME                       WITH UNDERWRITER                                 WITH REGISTRANT
 ----                       ----------------                                 ---------------
Claudia Brandon             Vice President/Mutual Fund Board Relations       Secretary
Thomas J. Brophy            Vice President                                   None
Steven R. Brown             Vice President                                   None
Lori Canell                 Vice President                                   None
Valerie Chang               Vice President                                   None
Brooke A. Cobb              Vice President                                   None
Robert Conti                Senior Vice President                            Vice President
Robert W. D'Alelio          Vice President                                   None
Ingrid Dyott                Vice President                                   None
Michael F. Fasciano         Vice President                                   None
Robert S. Franklin          Vice President                                   None
Brian P. Gaffney            Senior Vice President                            Vice President
Robert I. Gendelman         Vice President                                   None
Thomas E. Gengler, Jr.      Senior Vice President                            None
Theodore P. Giuliano        Vice President                                   None
Joseph K. Herlihy           Treasurer                                        None
Barbara R. Katersky         Senior Vice President                            None
Robert B. Ladd              Vice President                                   None
Kelly M. Landron            Vice President                                   None
Jeffrey B. Lane             Director                                         None
Michael F. Malouf           Vice President                                   None
Robert Matza                Director                                         None
Ellen Metzger               Secretary                                        None
Arthur Moretti              Vice President                                   None
S. Basu Mullick             Vice President                                   None
Janet W. Prindle            Vice President                                   None
Jack L. Rivkin              Executive Vice President                         President and Director
Kevin L. Risen              Vice President                                   None
Benjamin E. Segal           Vice President                                   None
Jennifer K. Silver          Vice President                                   None
Kent C. Simons              Vice President                                   None
Matthew S. Stadler          Senior Vice President and Chief Financial        None
                            Officer
Heidi S. Steiger            Director                                         None
Peter E. Sundman            President and Director                           Trustee and Chairman of the
                                                                             Board

                            POSITIONS AND OFFICES                            POSITIONS AND OFFICES
 NAME                       WITH UNDERWRITER                                 WITH REGISTRANT
 ----                       ----------------                                 ---------------
Judith M. Vale              Vice President                                   None
Catherine Waterworth        Vice President                                   None
Allan R. White, III         Vice President                                   None


     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.
-------      ---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.     Management Services.
-------      --------------------

     Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.
-------      -------------

     None.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 40 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, on the 30th day of May, 2003.

                          NEUBERGER BERMAN INCOME FUNDS


                                      By: /s/ Jack L. Rivkin*
                                         ---------------------------------
                                              Jack L. Rivkin
                                              President

     Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 40 has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title                                  Date
---------                                -----                                  ----

/s/ Peter E. Sundman*                    Chairman of the Board                  May 30, 2003
--------------------------------         and Trustee (Chief
Peter E. Sundman                         Executive Officer)



 /s/ Jack L. Rivkin*                     President and Trustee                  May 30, 2003
--------------------------------
Jack L. Rivkin


/s/ Barbara Muinos                       Treasurer (Principal Financial and     May 30, 2003
--------------------------------         Accounting Officer)
Barbara Muinos

                       (signatures continued on next page)

Signature                                Title                                  Date
---------                                -----                                  ----


/s/ John Cannon*                         Trustee                                May 30, 2003
--------------------------------
John Cannon


/s/ Faith Colish*                        Trustee                                May 30, 2003
--------------------------------
Faith Colish


/s/ Walter G. Ehlers*                    Trustee                                May 30, 2003
-------------------------------
Walter G. Ehlers


/s/ C. Anne Harvey*                      Trustee                                May 30, 2003
--------------------------------
C. Anne Harvey


/s/ Barry Hirsch*                        Trustee                                May 30, 2003
--------------------------------
Barry Hirsch


/s/ Robert A. Kavesh*                    Trustee                                May 30, 2003
--------------------------------
Robert A. Kavesh


/s/ Howard A. Mileaf*                    Trustee                                May 30, 2003
--------------------------------
Howard A. Mileaf


 /s/ Edward I. O'Brien*                  Trustee                                May 30, 2003
--------------------------------
Edward I. O'Brien

Signature                                Title                                  Date
---------                                -----                                  ----


/s/  John P. Rosenthal*                  Trustee                                May 30, 2003
--------------------------------
John P. Rosenthal


/s/ William E. Rulon*                    Trustee                                May 30, 2003
--------------------------------
William E. Rulon



/s/ Cornelius T. Ryan                    Trustee                                May 30, 2003
--------------------------------
Cornelius T. Ryan


/s/ Tom Decker Seip*                     Trustee                                May 30, 2003
--------------------------------
Tom Decker Seip


/s/ Candance L. Straight*                Trustee                                May 30, 2003
--------------------------------
Candace L. Straight


/s/ Peter P. Trapp*                      Trustee                                May 30, 2003
--------------------------------
Peter P. Trapp


*signed pursuant to Power of Attorney by Arthur C. Delibert on May 30, 2003.